Assets held for sale (Tables)	6 Months Ended
Sep. 30, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of assets and liabilities classified as held for sale
The following assets and liabilities were classified as held for sale:

	30 September 2025			31 March 2025
	Total assets held for sale £m	Total liabilities held for sale £m	Net assets/(liabilities) held for sale £m	Total assets held for sale £m	Total liabilities held for sale £m	Net assets/(liabilities) held for sale £m
National Grid Renewables	—	—	—	1,528	(108)	1,420
Grain LNG	1,146	(328)	818	1,100	(326)	774
Net assets/(liabilities) held for sale	1,146	(328)	818	2,628	(434)	2,194
Financial information relating to the loss arising on the disposal of NG Renewables is set out below:

£m
Goodwill	51
Property, plant and equipment	438
Investment in joint venture	906
Trade and other receivables	141
Cash and cash equivalents	58
Financial investments	41
Other assets	66
Total assets on disposal	1,701
Borrowings	(2)
Other liabilities	(159)
Total liabilities on disposal	(161)
Net assets on disposal	1,540

Satisfied by:
Proceeds	1,531
Total consideration	1,531

Less:
Disposal-related costs	(11)
Loss on disposal before tax and reclassification of foreign currency translation reserve	(20)

Reclassification of foreign currency translation reserve¹	(76)
Tax	5
Post-tax loss on disposal	(91)
1.The reclassification of the foreign currency translation reserve attributable to NG Renewables comprises a loss of £84 million relating to the retranslation of NG Renewables’ operations offset by a gain of £8 million relating to borrowings, cross-currency swaps and foreign exchange forward contracts used to hedge the Group’s net investment in NG Renewables.
The following assets and liabilities were classified as held for sale at 30 September 2025.

Grain LNG
£m
Other intangible assets	26
Property, plant and equipment	949
Trade and other receivables	30
Cash and cash equivalents	122
Other assets	19
Total assets	1,146

Borrowings	(133)
Other liabilities	(195)
Total liabilities	(328)
Net assets	818